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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [X]; Amendment Number: 12

This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:


     /s/ Alex R. Lieblong           Little Rock, AR     February 16, 2010
--------------------------------   -----------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         23

Form 13F Information Table Value Total:    $97,699
                                        (thousands)

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

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
                                                                                    Sh/
                                                                                    Prn                         Voting Authority
                                                                   Value            Put/ Investment   Other  ---------------------
Name                                  Title of Class     Cusip    (x1000)   Shares  Call Discretion Managers   Sole    Shared None
------------------------------------- --------------- ----------- ------- --------- ---- ---------- -------- --------- ------ ----
American Axle & Mfg. Holdings, Inc.    Common Stock   024061-10-3 $ 2,177   271,424  SH     Sole       N/A     271,424
Ashford Hospitality Trust              Common Stock   044103-10-9 $    63    13,500  SH     Sole       N/A      13,500
Bank of America Corporation            Common Stock   060505-10-4 $17,997 1,195,000  SH     Sole       N/A   1,195,000
Choice Hotel Hldgs Inc.                Common Stock   169905-10-6 $   364    11,500  SH     Sole       N/A      11,500
Churchill Downs Inc.                   Common Stock   171484-10-8 $ 1,998    53,487  SH     Sole       N/A      53,487
Citigroup Inc.                         Common Stock   172967-10-1 $   662   200,000  SH     Sole       N/A     200,000
Comcast Corp.-Special Cl A             Common Stock   20030N-20-0 $13,897   868,000  SH     Sole       N/A     868,000
Countrywide CAP V                     Preferred Stock 222388-20-9 $   922    42,600  SH     Sole       N/A      42,600
Delta Air Lines Inc. Del               Common Stock   247361-70-2 $   455    40,000  SH     Sole       N/A      40,000
Electro Optical Sciences Inc.          Common Stock   285192-10-0 $ 5,333   517,236  SH     Sole       N/A     517,236
General Communication Inc.-CL A        Common Stock   369385-10-9 $ 2,269   355,615  SH     Sole       N/A     355,615
Global Crossing Ltd                    Common Stock   G3921A-17-5 $ 9,439   662,356  SH     Sole       N/A     662,356
Home Bancshares                        Common Stock   436893-20-0 $ 8,914   370,332  SH     Sole       N/A     370,332
Lakes Entertainment Inc.               Common Stock   51206P-10-9 $ 3,806 1,516,358  SH     Sole       N/A   1,516,358
Level 3 Communications Inc.            Common Stock   52729N-10-0 $   520   340,000  SH     Sole       N/A     340,000
Lodgenet Entertainmant Corp            Common Stock   540211-10-9 $ 4,088   739,166  SH     Sole       N/A     739,166
Lodgian Inc.                           Common Stock   54021P-40-3 $ 4,447 3,004,853  SH     Sole       N/A   3,004,853
MGIC Investment Corp.-Wis              Common Stock   552848-10-3 $16,502 2,855,000  SH     Sole       N/A   2,855,000
Mirant TR I 6.25% Conv PFD Ser A      Preferred Stock 60467Q-99-5 $     3   261,400  SH     Sole       NA      261,400
Proshares Ultashort Barclays 20+ Trsy       ETF       74347R-29-7 $   249     5,000  SH     Sole       N/A       5,000
United Community Banks, Inc.           Common Stock   90984P-10-5 $   288    85,000  SH     Sole       N/A      85,000
Charter Communications, Inc.              Warrant     16117M-13-1 $   265    44,529  SH     Sole       N/A      44,529
Zions Bancorporation                   Common Stock   989701-10-7 $ 3,041   237,000  SH     Sole       N/A     237,000
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